IPP SOLAR PARKS, INVESTMENT PROPERTY (Tables)	12 Months Ended
Dec. 31, 2018
IPP solar parks
IPP SOLAR PARKS
Schedule of property, plant and equipment

	Permits
	(including related costs capitalized
	in the course of obtaining permits)
	and solar parks	Completed
	under development	solar parks	Total
	Thousand USD	Thousand USD	Thousand USD
At January 1, 2016	37,359	262,668	300,027
Additions	42,895	2,575	45,470
Acquisition of subsidiaries (Note a)	—	34,158	34,158
Transfer to investment property	(104)	—	(104)
Reclassified as held for sale (Note 18)	—	(60,667)	(60,667)
Disposal of subsidiaries (Note 33)	—	(18,407)	(18,407)
Disposal of solar parks	—	(3,671)	(3,671)
Transfer	(42,330)	42,330	—
Exchange adjustments	(1,344)	2,975	1,631
At December 31, 2016	36,476	261,961	298,437
Additions	36,589	110,210	146,799
Disposal of solar parks	(1,979)	—	(1,979)
Disposal of subsidiaries (Note a)	(669)	(834)	(1,503)
Transfer	(17,150)	17,150	—
Exchange adjustments	(636)	4,702	4,066
At December 31, 2017	52,631	393,189	445,820
Additions	41,953	770	42,723
Transfer into Investment Property	—	(265)	(265)
Reclassified as held for sale (Note 18)	(9,983)	(52,052)	(62,035)
Disposal of solar parks (Note a)	(5,328)	(12,533)	(17,861)
Disposal of subsidiaries (Note a)	—	(3,471)	(3,471)
Transfer	(44,327)	44,327	—
Exchange adjustments	(117)	3,769	3,652
At December 31, 2018	34,829	373,734	408,563
DEPRECIATION AND IMPAIRMENT
At January 1, 2016	1,976	38,628	40,604
Provided for the year	—	14,208	14,208
Impairment provided for the year	2,151	—	2,151
Reclassified as held-for-sale (Note 18)	—	(25,983)	(25,983)
Disposal of subsidiaries (Note 33)	—	(1,560)	(1,560)
Disposal of solar parks	—	(80)	(80)
Exchange adjustments	(217)	(1,939)	(2,156)
At December 31, 2016	3,910	23,274	27,184
Provided for the year	—	14,272	14,272
Impairment provided for the year	5,120	101	5,221
Disposal of subsidiaries (Note a)	—	(19)	(19)
Exchange adjustments	357	1,400	1,757
At December 31, 2017	9,387	39,028	48,415
Provided for the year	—	19,414	19,414
Impairment provided for the year	1,785	2,756	4,541
Reclassified as held-for-sale (Note 18)	(7,862)	(7,006)	(14,868)
Disposal of subsidiaries (Note a)	—	(1,056)	(1,056)
Disposal of IPP Solar Parks (Note a)	—	(1,459)	(1,459)
Exchange adjustments	—	526	526
At December 31, 2018	3,310	52,203	55,513
CARRYING VALUES
At December 31, 2016	32,566	238,687	271,253
At December 31, 2017	43,244	354,161	397,405
At December 31, 2018	31,519	321,531	353,050

(a)Depreciation is calculated using the straight-line method over the estimated useful lives of 20 to 30 years for completed solar parks.